Earnings/(loss) per share (Computation of Basic and Diluted Net Loss Per Share) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss)	¥ (772,963)	$ (111,425)	¥ (1,648,583)	¥ 139,433
Add: Net loss attributable to noncontrolling interests	4,916	$ 709	80,705
Less: Deemed dividend to mezzanine classified noncontrolling interests | ¥	(15,717)		(5,762)
Numerator for basic and diluted net earnings/(loss) per share | ¥	¥ (783,764)		¥ (1,573,640)	¥ 139,433
Denominator:
Weighted average number of ordinary shares used in computing net earnings/(loss) per share - basic | shares	286,975,068	286,975,068	234,811,986	168,589,273
Weighted average number of ordinary shares used in computing net earnings/(loss) per share - diluted | shares	286,975,068	286,975,068	234,811,986	174,024,997
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - basic | (per share)	¥ (2.73)	$ (0.39)	¥ (6.70)	¥ 0.83
Net earnings/(loss) per ordinary share attributable to ordinary shareholders - diluted | (per share)	(2.73)	(0.39)	(6.70)	0.80
Net earnings/(loss) per ADS attributable to ordinary shareholders-basic (1 ADS represents 2 ordinary shares) | (per share)	(5.46)	(0.79)	(13.40)	1.65
Net earnings/(loss) per ADS attributable to ordinary shareholders -diluted (1 ADS represents 2 ordinary shares) | (per share)	¥ (5.46)	$ (0.79)	¥ (13.40)	¥ 1.60